WARRANTS (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Class of Warrant or Right [Line Items]
Warrants Beginning Balance	95,498	96,123
Granted	2,755,950	0
Exercised	0	0
Cancelled/Forfeited	(64,745)	(625)
Warrants Ending Balance	2,786,703	95,498
Weighted average remaining contractual life of the outstanding warrants in years - September 30, 2012	2 years 6 months 19 days	10 months 29 days
Exercise Price Beginning Balance	$ 33.16	$ 32.8
Exercise Price Granted	$ 1.19	$ 0
Exercise Price Exercised	$ 0	$ 0
Exercise Price Cancelled/Forfeited	$ 32.00	$ 16
Exercise Price Ending Balance	$ 1.56	$ 33.16